Income statement and Statement of comprehensive income - Statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net profit for the year	kr 38,628	kr 38,130	kr 37,925
Items that will not be reclassified subsequently to the income statement:
Remeasurements of retirement benefit obligations	87	103	(205)
Items that will be reclassified subsequently to the income statement:
Exchange rate adjustments of investments in subsidiaries	491	(632)	(7)
Cash flow hedges, realisation of previously deferred (gains)/losses	(2,027)	1,955	682
Cash flow hedges, deferred gains/(losses) incurred during the period	(1,677)	1,987	(1,911)
Other items	(27)	(577)	(74)
Tax on other comprehensive income, income/(expense)	755	(1,041)	324
Other comprehensive income for the year, net of tax	(2,398)	1,795	(1,191)
Total comprehensive income for the year	kr 36,230	kr 39,925	kr 36,734